Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine Such Fair Value	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and June 30, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value
	December 31, 2022
	Level 1	Level 2	Level 3
	(Audited)

Warrants Liability – Public Warrants	$3,403	$-	$-
Warrant Liability – Private Warrants	-	-	2,227

Total	$3,403	$-	$2,227
	June 30, 2023
	Level 1	Level 2	Level 3
	(Unaudited)

Warrants Liability – Public Warrants	$5,376	$-	$-
Warrant Liability – Private Warrants	-	-	2,418

Total	$5,376	$-	$2,418

Schedule of Fair Value of the Level 3 Warrants Liability	The change in the fair value of the Level 3 warrants liability is summarized below
June 30, 2023
Unaudited

Beginning of period	$2,227
Change in fair value	191

End of period	$2,418